INVESTMENTS IN SUBSIDIARIES - Schedule of Non-Wholly Owned Subsidiaries With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 25,332	$ 18,084
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 25,332	$ 18,084
Subsidiaries with material non-controlling interests | Corporate Holding Entities
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 6,494	$ 5,033
Subsidiaries with material non-controlling interests | BPO
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 3,070	$ 2,835
Subsidiaries with material non-controlling interests | BPO | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	1.00%
Subsidiaries with material non-controlling interests | BPO | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	100.00%
Subsidiaries with material non-controlling interests | U.K Student Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	75.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 0	$ 1,594
Subsidiaries with material non-controlling interests | US Retail
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	0.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,287	$ 1,280
Subsidiaries with material non-controlling interests | US Manufactured Housing
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	76.00%	76.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,161	$ 1,191
Subsidiaries with material non-controlling interests | Korea Mixed Use
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	78.00%	78.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,056	$ 936
Subsidiaries with material non-controlling interests | UK Short Stay
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	73.00%	73.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 569	$ 756
Subsidiaries with material non-controlling interests | U.S. Hospitality
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	77.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 833	$ 724
Subsidiaries with material non-controlling interests | U.S. Logistics
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	77.00%	0.00%
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 1,233	$ 0
Subsidiaries with material non-controlling interests | Other LP Investments
Disclosure of subsidiaries
Non-controlling interests: Interests of others in operating subsidiaries and properties	$ 9,629	$ 3,735
Subsidiaries with material non-controlling interests | Other LP Investments | Bottom of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	33.00%	33.00%
Subsidiaries with material non-controlling interests | Other LP Investments | Top of range
Disclosure of subsidiaries
Proportion of economic interests held by non- controlling interests	99.00%	99.00%